Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 1,482,322,166
Translation effect			21,376,880	$ (37,151,380)
Ending balance	$ 1,537,151,854	$ 1,331,419,805	1,537,151,854	1,331,419,805	$ 1,482,322,166
Depreciation and amortization expense			74,258,629	56,791,178
Plugging and abandonment cost			91,114	30,330
Provisions for plugging wells	69,121,263		69,121,263		61,117,106
(Impairment) of wells, pipelines, properties, plant and equipment, net	(9,903,148)	(25,947,103)	(17,548,991)	(66,084,491)
Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,395,700,057	4,150,256,095	4,150,256,095
Acquisitions			128,898,780	126,150,950	328,166,052
Reclassifications			2,088,430	3,221,420	7,232,760
Capitalization			0	0	0
Disposals			(5,094,550)	(5,100,500)	(38,022,820)
Translation effect			27,506,970	(47,405,890)	(51,932,030)
Ending balance	4,549,099,687	4,227,122,075	4,549,099,687	4,227,122,075	4,395,700,057
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(2,913,377,891)	(2,781,505,245)	(2,781,505,245)
Depreciation and amortization			(74,258,629)	(56,791,178)	(137,555,276)
Reclassifications			(2,088,430)	(3,221,420)	(7,232,760)
(Impairment)			(53,816,596)	(80,931,691)	(153,980,236)
Reversal of impairment			36,267,605	14,847,200	125,182,718
Disposals			1,456,198	1,645,554	30,512,248
Translation effect			(6,130,090)	10,254,510	11,200,660
Ending balance	(3,011,947,833)	(2,895,702,270)	(3,011,947,833)	(2,895,702,270)	(2,913,377,891)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			285,434,820
Ending balance	264,450,149	246,139,276	264,450,149	246,139,276	285,434,820
Plants | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,070,987,449	1,053,836,879	1,053,836,879
Acquisitions			4,184,350	7,406,760	24,218,720
Reclassifications			596,770	412,300	3,396,480
Capitalization			15,917,040	6,420,470	15,580,570
Disposals			(552,510)	(619,260)	(8,316,930)
Translation effect			10,789,180	(16,417,790)	(17,728,270)
Ending balance	1,101,922,279	1,051,039,359	1,101,922,279	1,051,039,359	1,070,987,449
Plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(785,552,629)	(789,443,853)	(789,443,853)
Depreciation and amortization			(16,226,649)	(16,425,970)	(33,219,850)
Reclassifications			(117,840)	(405,220)	45,407,770
(Impairment)			(37,860,556)	(17,687,630)	(45,202,986)
Reversal of impairment			8,301,490	9,514,200	19,244,900
Disposals			437,904	222,630	7,510,670
Translation effect			(6,453,850)	9,325,760	10,150,720
Ending balance	(837,472,130)	(804,900,083)	$ (837,472,130)	(804,900,083)	(785,552,629)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 12,017,211
Ending balance	15,658,691	9,682,171	$ 15,658,691	9,682,171	12,017,211
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 18,913,795	14,840,995	14,840,995
Acquisitions			3,992,350	2,130,670	5,271,100
Reclassifications			0	0	0
Capitalization			0	0	0
Disposals			0	(511,310)	(1,198,300)
Translation effect			0	0	0
Ending balance	22,906,145	16,460,355	22,906,145	16,460,355	18,913,795
Drilling equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(6,896,584)	(6,593,644)	(6,593,644)
Depreciation and amortization			(350,870)	(403,660)	(714,350)
Reclassifications			0	0	0
(Impairment)			0	0	0
Reversal of impairment			0	0	0
Disposals			0	219,120	411,410
Translation effect			0	0	0
Ending balance	(7,247,454)	(6,778,184)	(7,247,454)	(6,778,184)	(6,896,584)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			182,581,787
Ending balance	177,663,067	224,414,777	177,663,067	224,414,777	182,581,787
Pipelines | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			491,444,562	493,683,632	493,683,632
Acquisitions			2,495,830	651,070	4,266,300
Reclassifications			488,180	103,360	103,670
Capitalization			219,830	6,050,860	15,121,590
Disposals			(990)	(130,210)	(21,457,210)
Translation effect			(827,820)	(195,880)	(273,420)
Ending balance	493,819,592	500,162,832	493,819,592	500,162,832	491,444,562
Pipelines | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(308,862,775)	(264,441,515)	(264,441,515)
Depreciation and amortization			(5,582,490)	(6,395,380)	(12,824,020)
Reclassifications			(488,180)	(103,360)	(46,118,320)
(Impairment)			(4,202,050)	(5,426,790)	(22,452,490)
Reversal of impairment			2,143,360	329,110	18,153,170
Disposals			970	109,680	18,624,270
Translation effect			834,640	180,200	196,130
Ending balance	(316,156,525)	(275,748,055)	$ (316,156,525)	(275,748,055)	(308,862,775)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 353,323,631
Ending balance	372,434,941	329,598,041	372,434,941	329,598,041	353,323,631
Wells | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,695,212,594	1,586,407,714	1,586,407,714
Acquisitions			23,945,850	14,987,680	36,368,940
Reclassifications			1,148,690	2,967,760	2,967,760
Capitalization			30,853,870	46,219,390	71,789,810
Disposals			0	(1,094,130)	(2,321,630)
Translation effect			0	0	0
Ending balance	1,751,161,004	1,649,488,414	1,751,161,004	1,649,488,414	1,695,212,594
Wells | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(1,341,888,963)	(1,260,106,083)	(1,260,106,083)
Depreciation and amortization			(42,484,220)	(25,684,940)	(73,618,580)
Reclassifications			(1,148,790)	(2,989,670)	(6,926,040)
(Impairment)			(7,932,150)	(32,382,700)	(55,380,990)
Reversal of impairment			14,728,060	532,450	52,926,380
Disposals			0	740,570	1,216,350
Translation effect			0	0	0
Ending balance	(1,378,726,063)	(1,319,890,373)	(1,378,726,063)	(1,319,890,373)	(1,341,888,963)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			25,387,796
Ending balance	25,910,916	24,836,896	25,910,916	24,836,896	25,387,796
Buildings | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			73,956,002	73,865,712	73,865,712
Acquisitions			6,970	6,740	24,280
Reclassifications			51,250	(176,590)	(197,220)
Capitalization			906,090	246,960	1,739,570
Disposals			(13,500)	(49,390)	(52,680)
Translation effect			865,680	(1,222,840)	(1,423,660)
Ending balance	75,772,492	72,670,592	75,772,492	72,670,592	73,956,002
Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(48,568,206)	(47,796,496)	(47,796,496)
Depreciation and amortization			(876,000)	(956,350)	(1,858,330)
Reclassifications			(18,750)	309,120	327,930
(Impairment)			0	0	0
Reversal of impairment			0	0	23,570
Disposals			6,200	0	41,730
Translation effect			(404,820)	610,030	693,390
Ending balance	(49,861,576)	(47,833,696)	$ (49,861,576)	(47,833,696)	(48,568,206)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 124,426,910
Ending balance	120,027,520	100,869,250	$ 120,027,520	100,869,250	124,426,910
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 425,259,020	420,363,210	420,363,210
Acquisitions			34,420	773,510	2,164,860
Reclassifications			(550,380)	0	(2,648,540)
Capitalization			0	4,491,700	7,966,840
Disposals			0	0	(2,587,350)
Translation effect			0	0	0
Ending balance	424,743,060	425,628,420	424,743,060	425,628,420	425,259,020
Offshore platforms | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(300,832,110)	(294,192,090)	(294,192,090)
Depreciation and amortization			(7,073,410)	(5,500,690)	(12,164,310)
Reclassifications			46,270	0	109,160
(Impairment)			(2,393,760)	(25,066,390)	(26,134,930)
Reversal of impairment			5,537,470	0	29,485,650
Disposals			0	0	2,064,410
Translation effect			0	0	0
Ending balance	(304,715,540)	(324,759,170)	(304,715,540)	(324,759,170)	(300,832,110)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			6,610,224
Ending balance	7,075,504	5,396,454	7,075,504	5,396,454	6,610,224
Furniture and equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			53,545,137	50,809,657	50,809,657
Acquisitions			876,130	839,640	2,564,910
Reclassifications			309,580	39,610	(246,280)
Capitalization			292,640	456,050	1,119,100
Disposals			(883,250)	(371,460)	(611,940)
Translation effect			66,190	(83,550)	(90,310)
Ending balance	54,206,427	51,689,947	54,206,427	51,689,947	53,545,137
Furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(46,934,913)	(45,932,403)	(45,932,403)
Depreciation and amortization			(797,140)	(728,730)	(1,645,720)
Reclassifications			(309,430)	(32,350)	(12,330)
(Impairment)			0	0	0
Reversal of impairment			62,440	0	10,100
Disposals			880,180	349,170	587,800
Translation effect			(32,060)	50,820	57,640
Ending balance	(47,130,923)	(46,293,493)	$ (47,130,923)	(46,293,493)	(46,934,913)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			10.00%
Estimated useful lives			10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 16,080,145
Ending balance	15,840,339	14,695,051	15,840,339	14,695,051	16,080,145
Transportation equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			32,988,437	29,297,417	29,297,417
Acquisitions			429,130	2,162,760	3,447,500
Reclassifications			51,810	(60)	1,000
Capitalization			26,830	38,040	883,390
Disposals			(209,220)	(13,330)	(78,490)
Translation effect			324,360	(522,430)	(562,380)
Ending balance	33,611,347	30,962,397	33,611,347	30,962,397	32,988,437
Transportation equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(16,908,292)	(15,664,032)	(15,664,032)
Depreciation and amortization			(867,850)	(695,458)	(1,510,116)
Reclassifications			(51,810)	60	74,390
(Impairment)			0	0	0
Reversal of impairment			0	0	33,078
Disposals			130,944	4,384	55,608
Translation effect			(74,000)	87,700	102,780
Ending balance	(17,771,008)	(16,267,346)	$ (17,771,008)	(16,267,346)	(16,908,292)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 423,571,347
Ending balance	484,983,562	322,826,544	484,983,562	322,826,544	423,571,347
Construction in progress | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			480,504,766	374,025,584	374,025,584
Acquisitions			92,933,750	97,051,190	249,698,512
Reclassifications			(7,470)	(124,960)	3,855,890
Capitalization			(48,243,720)	(63,923,470)	(114,200,870)
Disposals			(3,430,000)	(2,310,810)	(1,360,990)
Translation effect			16,092,850	(28,659,120)	(31,513,360)
Ending balance	537,850,176	376,058,414	537,850,176	376,058,414	480,504,766
Construction in progress | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(56,933,419)	(57,335,129)	(57,335,129)
Depreciation and amortization			0	0	0
Reclassifications			100	0	(95,320)
(Impairment)			(1,428,080)	(368,181)	(4,808,840)
Reversal of impairment			5,494,785	4,471,440	5,305,870
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(52,866,614)	(53,231,870)	(52,866,614)	(53,231,870)	(56,933,419)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			52,888,295
Ending balance	53,107,165	52,961,345	53,107,165	52,961,345	52,888,295
Land | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			52,888,295	53,125,295	53,125,295
Acquisitions			0	140,930	140,930
Reclassifications			0	0	0
Capitalization			27,420	0	0
Disposals			(5,080)	(600)	(37,300)
Translation effect			196,530	(304,280)	(340,630)
Ending balance	53,107,165	52,961,345	53,107,165	52,961,345	52,888,295
Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			0	0	0
Depreciation and amortization			0	0	0
Reclassifications			0	0	0
(Impairment)			0	0	0
Reversal of impairment			0	0	0
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	$ 0	$ 0	0	0	$ 0
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 4,767,020	$ 2,389,748
Pemex Exploration and Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			7.82%	6.47%
Pemex Exploration and Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			18.68%	7.54%